Performance Management - Kensington Credit Opportunities ETF	Dec. 15, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	As of the date of this Prospectus, the Fund does not have a full calendar year of performance as an ETF. When the Fund has been in operation for a full calendar year, performance information will be shown here. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information and daily NAV per share is available at no cost by calling toll-free 866-303-8623 and on the Fund’s website at http://
www.kensingtonassetmanagement.com/funds/documents.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund does not have a full calendar year of performance as an ETF.
Performance Availability Website Address [Text]	http://www.kensingtonassetmanagement.com/funds/documents
Performance Availability Phone [Text]	866-303-8623